BUSINESS ACQUISITION - Narrative (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 11, 2022	Dec. 31, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Cash consideration paid to acquire business		$ 0	$ 1,850
Gulf Coast Aviation, Inc.
Asset Acquisition [Line Items]
Cash consideration paid to acquire business	$ 1,850
Certificate	1,200
Customer Relationships	$ 301